Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of Concentration of Risk

	For the year ended December 31,
	2022	2021	2022	2021	2022	2021
	Revenue	Revenue	% of Revenue	% of Revenue	Account receivables	Account receivables
Customer A	$30,678	$10,782	6.0%	14.7%	$-	$10,782
Customer B	$29,050	$-	5.6%	-	$-	$-
Customer C	$426,264	$-	82.7%	-	$-	$-
Customer D	$29,356	$-	5.7%	-	$-	$-
Customer E*	$-	$62,419	-	85.3%	$-	$-
Total	$515,348	$73,201	100.0%	100.0%	$-	$10,782

*	The revenue of $62,419, is derived before the acquisition of Customer E, hence, no elimination has been performed.